R&D expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research And Development Expenses [Line Items]
R&D Expenses	$ 22,800,000	$ 21,800,000	$ 21,200,000
R&D Tax Credit	(5,500,000)	(5,800,000)	(6,500,000)
Grants	0	0	(100,000)
Total	$ 17,298,000	$ 15,966,000	$ 14,558,000